Stock-Based Compensation (Details) - Schedule of Stock Option Activity - USD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Schedule of Stock Option Activity [Abstract]
Number of Options, Beginning Balance		817,750
Weighted Average Exercise Price, Beginning Balance (in Dollars per share)		$ 2
Aggregate Intrinsic Value, Beginning Balance (in Dollars)	[1]
Number of Options, Ending balance		1,034,000	817,750
Weighted Average Exercise Price, Ending balance (in Dollars per share)		$ 2.31	$ 2
Aggregate Intrinsic Value, Ending balance (in Dollars)	[1]	$ 639,775
Number of Options, Exercisable		360,060	83,250
Weighted Average Exercise Price, Exercisable (in Dollars per share)		$ 2.05	$ 2
Aggregate Intrinsic Value, Exercisable (in Dollars)	[1]	$ 309,248
Number of Options, Granted		471,250	817,750
Weighted Average Exercise Price, Granted (in Dollars per share)		$ 2.68	$ 2
Number of Options, Exercised
Weighted Average Exercise Price, Exercised (in Dollars per share)
Number of Options, Expired/cancelled		(255,000)
Weighted Average Exercise Price, Expired/cancelled (in Dollars per share)		$ 2

[1]	Represents the excess of the fair value on the last day of period (which was $2.90 as of June 30, 2023) over the exercise price, multiplied by the number of options.